Annual Total Returns - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - Fidelity Advisor Growth Opportunities Fund	Jan. 28, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 13, 2013
Fidelity Advisor Growth Opportunities Fund - Class A
Bar Chart Table:
Annual Return 2013	36.55%
Annual Return 2014	11.69%
Annual Return 2015	4.83%
Annual Return 2016	(0.06%)
Annual Return 2017	34.68%
Annual Return 2018	14.08%
Annual Return 2019	40.26%
Annual Return 2020	68.60%
Annual Return 2021	11.40%
Annual Return 2022	(38.40%)